Form N-1A Cover	Mar. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 03, 2025
Prospectus Date	Jan. 14, 2025
Supplement to Prospectus [Text Block]

Supplement to the Prospectus and

Statement of Additional Information (SAI)

dated January 14, 2025

Effective immediately, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol, GOLX.

Please retain this Supplement for future reference.